Related Party Transactions - Schedule of Trade Transactions with a Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Won Fittings Company Limited [Member]
Related Party Transaction [Line Items]
Won Fittings Company Limited	$ 81,538	$ 81,538	$ 80,385